NON-FINANCIAL ASSETS AND LIABILITIES (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Provisions	$ 53.5
Provision for the additional income tax liabilities	22.0
Non current income tax and minimum notional income tax provision	4.0
Pension And Retirement Benefits Plan [Member]
IfrsStatementLineItems [Line Items]
Net Liabilities	17.0	$ 20.0	$ 9.0
Compensatory Plan [Member]
IfrsStatementLineItems [Line Items]
Net Liabilities	15.0	$ 17.0	$ 10.0
Oil Gas Segment [Member]
IfrsStatementLineItems [Line Items]
Recoginition of impairment losses	2.3
Power Generation Segment [Member]
IfrsStatementLineItems [Line Items]
Recoginition of impairment losses	55.6
Petrochemicals Segment [Member]
IfrsStatementLineItems [Line Items]
Recoginition of impairment losses	$ 37.0